Stockholders' Equity (Details 1)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.00%	0.00%
Volatility		105.70%
Expected term (in years)	6 years 2 months 30 days	6 years 2 months 30 days
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.13%
Volatility	83.70%
Expected term (in years)	6 years
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.14%	2.14%
Volatility	99.90%
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.806%
Volatility	99.40%
Expected term (in years)	10 years
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.61%	2.31%
Volatility	101.60%